Provisions - Expected timing of outflow of economic benefits (Details) - Provision for aircraft maintenance on leased aircraft [Member] - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Other provisions	€ 169.8	€ 98.8	€ 53.2	€ 75.4
Less than one year
Disclosure of other provisions [line items]
Other provisions	19.8	9.2	10.3
Later than one year and not later than two years
Disclosure of other provisions [line items]
Other provisions	30.1	23.3	4.1
Later than two years and not later than three years
Disclosure of other provisions [line items]
Other provisions	10.4	56.7	11.5
Later than three years and not later than four years
Disclosure of other provisions [line items]
Other provisions	5.4	€ 9.6	24.3
Thereafter
Disclosure of other provisions [line items]
Other provisions	€ 104.1		€ 3.0